Time Deposits	12 Months Ended
Mar. 31, 2012
Time Deposits [Abstract]
TIME DEPOSITS
5.	TIME DEPOSITS

As of March 31, 2011, time deposits of RMB10,056,250 (equivalent to US$1,534,204) were deposited with a creditworthy bank with an original maturity of more than three months when acquired. The time deposits bore interest at 2.25% per annum and matured in June 2011.